Schedule of Investments (unaudited)	iShares® MSCI Australia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Industrial REITs — 2.0%
Goodman Group	3,253,987	$41,515,630
Passenger Airlines — 0.4%
Qantas Airways Ltd.(a)	1,711,685	7,391,606
Banks — 22.8%
Australia & New Zealand Banking Group Ltd.	5,769,376	85,816,948
Commonwealth Bank of Australia	3,246,281	204,070,125
National Australia Bank Ltd.	6,034,650	101,640,579
Westpac Banking Corp.	6,746,600	90,563,917
		482,091,569
Beverages — 0.5%
Treasury Wine Estates Ltd.	1,385,029	10,464,557
Biotechnology — 8.7%
CSL Ltd.	927,442	184,705,898
Capital Markets — 4.5%
ASX Ltd.	372,852	16,343,420
Macquarie Group Ltd.	705,918	78,298,168
		94,641,588
Chemicals — 0.4%
Orica Ltd.	873,725	8,682,308
Commercial Services & Supplies — 1.1%
Brambles Ltd.	2,674,572	23,879,693
Construction Materials — 1.0%
James Hardie Industries PLC(a)	849,933	20,916,172
Diversified Consumer Services — 0.3%
IDP Education Ltd.	481,636	6,828,384
Financial Services — 0.4%
Washington H Soul Pattinson & Co. Ltd.	451,117	9,419,570
Diversified Telecommunication Services — 1.0%
Telstra Corp. Ltd.	7,788,963	22,088,299
Electric Utilities — 0.8%
Origin Energy Ltd.	3,302,092	17,893,847
Diversified REITs — 1.6%
GPT Group (The)	3,689,451	10,050,018
Mirvac Group	7,569,136	11,320,272
Stockland	4,597,765	12,733,860
		34,104,150
Consumer Staples Distribution & Retail — 4.6%
Coles Group Ltd.	2,573,300	30,069,941
Endeavour Group Ltd./Australia	2,759,579	11,063,525
Woolworths Group Ltd.	2,342,899	57,152,885
		98,286,351
Gas Utilities — 0.7%
APA Group	2,272,515	14,834,557
Health Care Equipment & Supplies — 0.9%
Cochlear Ltd.	126,476	20,016,376
Health Care Providers & Services — 1.6%
Ramsay Health Care Ltd.	352,664	13,160,215
Sonic Healthcare Ltd.	857,795	19,618,790
		32,779,005
Security	Shares	Value

Hotels, Restaurants & Leisure — 2.0%
Aristocrat Leisure Ltd.	1,134,738	$27,405,416
Lottery Corp. Ltd. (The)	4,286,896	13,872,377
		41,277,793
Insurance — 3.6%
Insurance Australia Group Ltd.	4,710,393	15,885,294
Medibank Pvt Ltd.	5,304,279	12,311,164
QBE Insurance Group Ltd.	2,859,479	27,119,297
Suncorp Group Ltd.	2,434,939	20,992,793
		76,308,548
Interactive Media & Services — 0.9%
REA Group Ltd.	101,251	9,044,923
SEEK Ltd.	649,028	9,919,009
		18,963,932
Retail REITs — 1.3%
Scentre Group	9,996,826	17,616,296
Vicinity Ltd.	7,429,054	8,960,296
		26,576,592
Metals & Mining — 22.7%
BHP Group Ltd.	9,739,955	266,515,338
BlueScope Steel Ltd.	886,117	10,686,695
Fortescue Metals Group Ltd.	3,255,926	40,768,964
IGO Ltd.	1,312,656	12,190,883
Mineral Resources Ltd.	333,819	15,376,826
Newcrest Mining Ltd.	1,719,320	29,003,339
Northern Star Resources Ltd.	2,210,978	18,697,792
Pilbara Minerals Ltd.	5,187,800	14,872,136
Rio Tinto Ltd.	713,730	49,735,592
South32 Ltd.	8,770,021	22,420,995
		480,268,560
Broadline Retail — 3.2%
Wesfarmers Ltd.	2,181,309	67,535,717
Oil, Gas & Consumable Fuels — 5.7%
Ampol Ltd.	458,972	9,376,002
Santos Ltd.	6,347,714	30,048,330
Woodside Energy Group Ltd.	3,650,689	80,778,880
		120,203,212
Professional Services — 0.8%
Computershare Ltd.	1,102,740	16,009,756
Office REITs — 0.5%
Dexus	2,071,554	11,060,456
Real Estate Management & Development — 0.3%
Lendlease Corp. Ltd.	1,319,679	6,773,703
Ground Transportation — 0.4%
Aurizon Holdings Ltd.	3,538,411	8,190,257
Software — 1.7%
WiseTech Global Ltd.	319,027	15,505,247
Xero Ltd.(a)	275,928	19,699,341
		35,204,588
Trading Companies & Distributors — 0.2%
Reece Ltd.	433,408	5,111,760
Transportation Infrastructure — 2.7%
Transurban Group	5,922,485	57,128,285
Total Long-Term Investments — 99.3%
(Cost: $2,546,735,117)		2,101,152,719

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(b)(c)	870,000	$870,000

Total Short-Term Securities — 0.0%
(Cost: $870,000)		870,000

Total Investments — 99.3%
(Cost: $2,547,605,117)		2,102,022,719

Other Assets Less Liabilities — 0.7%		13,960,116

Net Assets — 100.0%		$2,115,982,835

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$130,000	$740,000	(a)	$—	$—	$—	$870,000	870,000	$38,047	$1

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	122	06/15/23	$14,075	$(191,707)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$2,101,152,719	$—	$2,101,152,719
Short-Term Securities
Money Market Funds	870,000	—	—	870,000
	$870,000	$2,101,152,719	$—	$2,102,022,719
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(191,707)	$—	$(191,707)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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